Debt -10Q - Future Scheduled Maturities of Outstanding Notes Payable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 15,425,081
2025	1,743,815
2026	669,034
2027	123,428
2028	3,594,396
Thereafter	71,786
Total	$ 21,627,540	$ 22,109,820